Commitments and contingencies	12 Months Ended
Mar. 31, 2017
Commitments and contingencies

24. Commitments and contingencies

Obligations under guarantees

The MHFG Group provides guarantees or indemnifications to counterparties to enhance their credit standing and enable them to complete a variety of business transactions. A guarantee represents an obligation to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing arrangement or other contractual obligation.

The types of guarantees under ASC 460, “Guarantees” (“ASC 460”) provided by the MHFG Group are described below.

Performance guarantees

Performance guarantees are issued to guarantee customers’ performance under contractual arrangements such as a tender bid on a construction project or the completion of a construction project.

Guarantees on loans

Guarantees on loans include obligations to guarantee the customers’ borrowing contracts. The MHFG Group is required to make payments to the guaranteed parties in the event that customers fail to fulfill obligations under the contracts.

Guarantees on securities

Guarantees on securities include obligations to guarantee securities, such as bonds issued by customers.

Other guarantees

Other guarantees include obligations to guarantee customers’ payments, such as tax payments.

Guarantees for the repayment of trust principal

The MHFG Group provides certain trust products with guarantees for the repayment of trust principal, e.g., loan trusts and certain jointly operated designated money trusts. Pursuant to Japanese trust-related laws, trustees are prohibited from compensating beneficiaries for any loss in the beneficial interests in each trust. However, under a special condition of the Japanese trust-related laws, trust banks as trustees are allowed to enter into an agreement to provide compensation for any loss in the principal of the trust. The MHFG Group manages and administers the trust assets to minimize exposures against losses from the guarantees for the repayment of trust principal, including writing-off impaired loans and charging it to the trust account profits. In performing its fiduciary duties, the MHFG Group also manages the trust assets separately from its own proprietary assets on behalf of customers and keeps separate records for the trust activities. The MHFG Group consolidates certain guaranteed principal money trusts. See Note 25 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts. The contract amounts of guarantees for repayment of unconsolidated trust principal are presented in the tables below.

Part of the trust account profits is set aside as a reserve in trust accounts to absorb losses in the trust asset portfolios in accordance with relevant Japanese laws concerning the trust business and/or trust agreements. Statutory reserves for loan trusts and reserves for jointly operated designated money trusts are calculated based on the trust principal or the balance of loans and other assets in the trust accounts. Since the probability of principal indemnification is considered to be remote, the MHFG Group had no related reserve for credit losses recorded in its consolidated financial statements.

Liabilities of trust accounts

The MHFG Group, as trustee, may enter into an agreement with a third party who is not the party to the relevant trust agreement to the extent necessary to handle the trust affairs for the purpose of fulfilling the objectives of the trust and, as such, the trustee shall be allowed to assume certain liabilities. Pursuant to Japanese trust-related laws, the trustee is ultimately liable to pay those liabilities out of its proprietary assets in the event that the trust assets are insufficient to cover those liabilities. The amount of trust liabilities rarely exceeds the amount of trust assets and, therefore, those liabilities are generally covered by the corresponding trust assets. To avoid the demand for payment out of the proprietary assets, the trustee can enter into a special covenant of limited liability under which the trust creditors agree to limit the trustee’s liability to the value of the trust assets and to waive the right for compulsory execution against the trustee’s proprietary assets. The MHFG Group regularly monitors the condition of trust accounts to minimize exposures against making payment.

The amounts of such liabilities in the trust accounts, excluding those with the special covenant of limited liability, are presented in the tables below. Liabilities of trust accounts principally include obligations to return collateral under security lending transactions and other transactions.

Derivative financial instruments

Certain written options and credit default swaps are deemed guarantees pursuant to the definition of guarantees in ASC 460 if these contracts require the MHFG Group to make payments to counterparties based on changes in an underlying instrument or index that is related to an asset, a liability, or an equity security of the counterparties. The MHFG Group’s payments could involve a gross settlement or a net settlement. Because it is difficult in practice to determine whether the counterparty has the asset, the liability or the equity security relating to the underlying, the MHFG Group has decided to include all credit default swaps and written options, excluding written options outside the scope of ASC 460, in the guarantee disclosures.

Carrying amount

The MHFG Group records all guarantees and similar obligations subject to ASC 460 at fair value in the consolidated balance sheets at the inception of the guarantee. The total carrying amount of guarantees and similar obligations at March 31, 2016 and 2017 was ¥357 billion and ¥249 billion, respectively, and was included in Other liabilities and Trading account liabilities. The total includes the carrying amounts of derivatives that are deemed to be guarantees, which amounted to ¥336 billion and ¥228 billion at March 31, 2016 and 2017, respectively.

Maximum exposure under guarantee contracts

The table below summarizes the remaining term and maximum potential amount of future payments by type of guarantee at March 31, 2016 and 2017. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2016	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,110	1,049	909	152
Guarantees on loans	297	117	20	160
Guarantees on securities	203	67	136	—
Other guarantees	1,571	1,206	325	40
Guarantees for the repayment of trust principal	1,141	1,051	63	27
Liabilities of trust accounts	12,747	12,537	79	131
Derivative financial instruments	15,792	6,505	8,032	1,255

2017	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	2,243	1,246	828	169
Guarantees on loans	278	147	20	111
Guarantees on securities	175	37	138	—
Other guarantees	1,823	1,246	513	64
Guarantees for the repayment of trust principal	730	654	52	24
Liabilities of trust accounts	15,177	14,927	82	168
Derivative financial instruments	14,415	6,066	6,603	1,746

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Investment grade	3,160	3,477
Non-investment grade	1,022	1,042

Total	4,182	4,519

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.

Other off-balance-sheet instruments

In addition to guarantees, the MHFG Group issues other off-balance-sheet instruments to its customers, such as lending-related commitments and commercial letters of credit. Under the terms of these arrangements, the MHFG Group is required to extend credit or make certain payments upon the customers’ requests.

Commitments to extend credit

Commitments to extend credit are legally binding agreements to lend to customers on demand. They usually have set maturity dates. These agreements differ from guarantees in that they are generally revocable or contain provisions that enable the MHFG Group to avoid payment or reduce the amount of credit extended under certain conditions, such as the deterioration of the borrower’s financial condition or other reasonable conditions. The MHFG Group monitors the financial condition of the potential borrowers throughout the commitment period to determine whether additional collateral or changes in the terms of the commitment are necessary. Since many of these commitments to extend credit expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Commitments to invest in securities

Commitments to invest in securities include legally binding contracts to make additional contributions to investment funds, such as private equity funds in accordance with the terms of investment agreements.

Commercial letters of credit

Commercial letters of credit are issued in connection with customers’ trade transactions. Normally, the customers cannot receive the goods until they make payment to a bank, and therefore these commercial letters of credit are collateralized by the underlying goods. Upon issuance of commercial letters of credit, the MHFG Group monitors the credit risk associated with these transactions to determine if additional collateral is required.

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Commitments to extend credit (Note)	75,742	76,678
Commercial letters of credit	448	522

Total	76,190	77,200

Note:	Commitments to extend credit include commitments to invest in securities.

Allowance for losses on off-balance-sheet instruments

The amounts of allowance for losses on off-balance-sheet instruments at March 31, 2016 and 2017 were ¥100 billion and ¥120 billion, respectively.

Leases

The MHFG Group leases certain office space and equipment under noncancelable agreements. The lease periods for these leases range from less than 1 year to around 30 years. These leases include cancellation clauses with penalties of a maximum of approximately 5 years-worth of rentals and/or periodic adjustment clauses of rentals. The table below shows future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2017:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2018	11,519	52,280
2019	10,721	46,330
2020	8,697	41,157
2021	6,118	35,291
2022	3,188	30,562
2023 and thereafter	1,846	57,787

Total minimum lease/rental payments	42,089	263,407

Amount representing interest	1,142

Present value of minimum lease payments	40,947

Total rental expense for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥109,390 million, ¥118,400 million and ¥113,991 million, respectively.

During prior years, the MHFG Group’s major banking subsidiaries sold their head offices (including land, buildings, facilities and equipment) to third parties. Concurrent with the sales, these subsidiaries leased the properties back for periods of 5 and 10 years for total rental payments for these periods of ¥214,690 million. The terms of certain lease agreements were changed during the fiscal years ended March 31, 2009, 2011, 2012 and 2014, and the total rental payments for these periods increased to ¥282,832 million, as a consequence. The MHFG Group accounted for the transactions as operating leases. The future minimum rental payments under the terms of the related lease agreements were ¥58,336 million, ¥49,883 million and ¥41,430 million at March 31, 2015, 2016 and 2017, respectively.

During the fiscal year ended March 31, 2014, MHFG began to lease its head office from a third party and accounted for the lease arrangement as operating lease.

Legal proceedings

The MHFG Group is involved in normal collection proceedings initiated by the Group and other legal proceedings in the ordinary course of business.

The Group’s Indonesian subsidiary acts as the collateral agent for the trustee of bond issuances made by subsidiaries of Asia Pulp & Paper Company Ltd. (“APP”). In that role, the subsidiary is involved in a dispute between the bondholders and such APP subsidiaries in their capacities as the issuers, guarantors and/or pledgors of security for the bonds relating to foreclosure proceedings in respect of the collateral and the subsidiary has been named as a defendant in a lawsuit brought by the obligors under the bonds in Indonesia. The Group’s consolidated financial statements do not include a reserve in relation to this dispute and the Group does not believe that the resolution of this matter will have a significant impact on the consolidated financial condition or results of operations of the Group, although there can be no assurance as to the foregoing.